Offerings	May 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.75% Notes due 2029
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99906
Maximum Aggregate Offering Price	$ 499,530,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,985.10
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File No. 333-273926) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.05% Notes due 2031
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99882
Maximum Aggregate Offering Price	$ 499,410,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,968.53
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.50% Notes due 2036
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99363
Maximum Aggregate Offering Price	$ 496,815,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,610.16
Offering Note	See Note 1.